LEASES - Additional (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jan. 01, 2019
LEASES
Additions of right-of-use assets	$ 7,653
Ending right-of-use assets percentage	58.00%
weighted-average rate	4.76%	5.21%
Lease term (in years)	3 years